Employee benefits (Schedule Of Actuarial Present Value Of Benefit Obligations And Net Periodic Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate for net periodic benefit cost	1.50%	1.55%	1.25%
Expected return on plan assets for net periodic benefit cost	3.00%	3.00%	3.00%
Expected rate of compensation increase for net periodic benefit cost	2.93%	2.93%	2.93%
Discount rate for obligations	1.50%	1.55%	1.25%
Expected rate of compensation increase for obligations	2.93%	2.93%	2.93%
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate for net periodic benefit cost	0.00%	3.50%
Expected return on plan assets for net periodic benefit cost	0.00%	3.50%
Expected rate of compensation increase for net periodic benefit cost	0.00%	2.25%
Discount rate for obligations	0.00%	3.50%
Expected rate of compensation increase for obligations	0.00%	2.25%